Goodwill and Core Deposits - Intangible assets (Details) - Core deposit intangibles - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Gross Intangible Assets	$ 1,041	$ 1,041
Accumulated Amortization	919	781
Net Intangible Assets	$ 122	$ 260